2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Derivative liability	$ 627,018	$ 361,152	$ 217,806	$ 148,628
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability	627,018	361,152
Fair Value, Inputs, Level 3 [Member]
Derivative liability
Convertible Promissory Notes [Member]
Derivative liability	627,018	361,152
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative liability
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative liability	627,018	361,152
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability